Financial Instruments - Net gains and losses for each of the financial instrument measurement categories (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Interest	€ (34,043)	€ (5,389)
Foreign exchange conversion	(102)	(38)
Fair value	(15,164)	516
Gains and losses on financial instruments	(49,309)	(4,911)
Interest income for financial assets not measured at fair value through profit or loss	18	0
Interest expense on financial assets	101	40
Interest expense for financial liabilities not measured at fair value through profit or loss	33,960	5,350
Financial assets measured at amortized cost
Disclosure of detailed information about financial instruments [line items]
Interest	(83)	(39)
Gains and losses on financial instruments	(83)	(39)
Financial liabilities measured at amortized cost
Disclosure of detailed information about financial instruments [line items]
Interest	(33,960)	(5,350)
Foreign exchange conversion	(98)	(38)
Gains and losses on financial instruments	(34,058)	(5,388)
Financial assets and liabilities measured at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Foreign exchange conversion	(4)
Fair value	(15,164)	516
Gains and losses on financial instruments	€ (15,168)	€ 516